CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (156,124)	$ (59,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	17,736	13,889
Non-cash interest expense, including interest expenses associated with debt issuance costs	10,044	4,759
Stock-based compensation	4,542	1,531
Change in fair value of warrant liability and embedded derivative	84,455	(1,493)
Noncash lease expense	589	906
Accretion expense	217	303
Impairment of energy storage systems	1,395	295
Earnings from equity method investments	(129)	(76)
Changes in operating assets and liabilities:
Accounts receivable	(6,988)	(5,112)
Inventory	(17,263)	(1,553)
Other assets	(5,329)	(1,860)
Contract origination costs	(2,552)	(1,302)
Accounts payable and accrued expenses	5,684	10,562
Deferred revenue	31,682	9,007
Lease liabilities	(646)	(230)
Other liabilities	(984)	110
Net cash used in operating activities	(33,671)	(29,678)
INVESTING ACTIVITIES
Purchase of energy storage systems	(6,196)	(40,995)
Capital expenditures on internally-developed software	(5,828)	(5,356)
Purchase of property and equipment	(12)	(7)
Net cash used in investing activities	(12,036)	(46,358)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and warrants	422	36
Proceeds from financing obligations	16,222	32,310
Repayment of financing obligations	(10,689)	(7,309)
Proceeds from issuance of convertible notes, net of issuance costs of $8 and $1,740 for the nine months ended September 30, 2021 and 2020, respectively	33,081	63,250
Proceeds from issuance of notes payable, net of issuance costs of $101 and $1,502 for the nine months ended September 30, 2021 and 2020, respectively	23,498	4,710
Repayment of notes payable	(22,240)	(25,796)
Net cash provided by financing activities	40,294	67,201
Effect of exchange rate changes on cash and cash equivalents	(534)	(170)
Net increase (decrease) in cash and cash equivalents	(5,947)	(9,005)
Cash and cash equivalents, beginning of period	12,889	21,894
Cash and cash equivalents, end of period	6,942	12,889
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes	2	3
Cash paid for interest	9,665	8,937
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in asset retirement costs and asset retirement obligation	1,839	(636)
Issuance of common stock warrants	168	1,216
Conversion of accrued interest into outstanding note payable	644	0
Conversion of convertible promissory notes and accrued interest into Series D preferred stock	0	28,144
Purchase of energy storage systems in accounts payable	$ 1,806	$ 950